Interest Expenses and Income (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Interest income	€ 127	€ 24	€ 38
Interest expense	€ 2,466	1,614	1,048
EIB Loan Made Available in July 2017 [Member]
Statement Line Items [Line Items]
Interest expense		1,593	826
2009/2017 Warrant Bond [Member]
Statement Line Items [Line Items]
Interest expense			300
2009/2017 Warrant Bond [Member] | Warrant Bond on 28 February 2014 [Member]
Statement Line Items [Line Items]
Repurchase of warrant bonds			200
2016/2021 Convertible Bond [Member]
Statement Line Items [Line Items]
Interest expense				€ 200
2017/2011 Convertible Bond [Member]
Statement Line Items [Line Items]
Interest expense			200
EIB Loan Made Available in July 2017 [Member]
Statement Line Items [Line Items]
Interest expense			500
Convertible Bonds [Member]
Statement Line Items [Line Items]
Interest expense		€ 191	€ 189